Additional cash flow information	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Additional cash flow information

Note 31	Additional cash flow information
The following table provides a reconciliation of changes in liabilities arising from financing activities.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
January 1, 2020		26,296	56	729	—	27,081
Cash flows (used in) from financing activities
(Decrease) increase in notes payable		(1,810)	169	—	—	(1,641)
Issue of long-term debt		6,006	—	—	—	6,006
Repayment of long-term debt		(5,003)	—	—	—	(5,003)
Cash dividends paid on common and preferred shares		—	—	(3,107)	—	(3,107)
Cash dividends paid by subsidiaries to non-controlling interests	35	—	—	(53)	—	(53)
Discontinued operations	3	(7)	—	—	—	(7)
Other financing activities		(31)	—	—	(52)	(83)
Total cash flows (used in) from financing activities excluding equity		(845)	169	(3,160)	(52)	(3,888)

Non-cash changes arising from
Increase in lease liabilities		675	—	—	—	675
Dividends declared on common and preferred shares		—	—	3,147	—	3,147
Dividends declared by subsidiaries to non-controlling interests		—	—	53	—	53
Effect of changes in foreign exchange rates		159	(159)	—	—	—
Business acquisitions		7	—	—	—	7
Discontinued operations	3	(106)	—	—	—	(106)
Other		137	—	(3)	52	186
Total non-cash changes		872	(159)	3,197	52	3,962
December 31, 2020		26,323	66	766	—	27,155
(1) Included in Other current assets, Other non-current assets and Trade payables and other liabilities in the statements of financial position.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
December 31, 2018		24,405	(169)	691	—	24,927
Adoption of IFRS 16		2,304	—	—	—	2,304
January 1, 2019		26,709	(169)	691	—	27,231
Cash flows (used in) from financing activities
Decrease in notes payable		(1,045)	(28)	—	—	(1,073)
Issue of long-term debt		1,954	—	—	—	1,954
Repayment of long-term debt		(2,221)	—	—	—	(2,221)
Increase in securitized trade receivables		131	—	—	—	131
Cash dividends paid on common and preferred shares		—	—	(2,966)	—	(2,966)
Cash dividends paid by subsidiaries to non-controlling interests	35	—	—	(65)	—	(65)
Discontinued operations	3	(6)	—	—	—	(6)
Other financing activities		(34)	—	—	(20)	(54)
Total cash flows used in financing activities excluding equity		(1,221)	(28)	(3,031)	(20)	(4,300)

Non-cash changes arising from
Increase in lease liabilities		1,005	—	—	—	1,005
Dividends declared on common and preferred shares		—	—	3,008	—	3,008
Dividends declared by subsidiaries to non-controlling interests		—	—	64	—	64
Effect of changes in foreign exchange rates		(261)	261	—	—	—
Discontinued operations	3	1	—	—	—	1
Other		63	(8)	(3)	20	72
Total non-cash changes		808	253	3,069	20	4,150
December 31, 2019		26,296	56	729	—	27,081
(1) Included in Other current assets and Other non-current assets in the statements of financial position.